Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of balance sheet impact of leases
We combine lease and nonlease components for all lease agreements.

Classification	2024	2023
	(dollars in thousands)
Right-of-use assets - Finance leases
Right-of-use assets	$302,732	$302,732
Less: Accumulated provision for depreciation	(283,417)	(278,586)
Total finance lease assets	$19,315	$24,146

Lease liabilities - Finance leases
Obligations under finance leases	$33,173	$43,586
Long-term debt and finance leases due within one year	10,413	9,351
Total finance lease liabilities	$43,586	$52,937

Classification	2024	2023
	(dollars in thousands)
Right-of-use assets - Operating leases
Electric plant in service, net	$7,723	$6,587
Total operating lease assets	$7,723	$6,587

Lease liabilities - Operating leases
Capitalization - Other	$5,715	$5,152
Other current liabilities	1,954	1,529
Total operating lease liabilities	$7,669	$6,681

Schedule of lease cost

		2024	2023
		(dollars in thousands)
Lease Cost	Classification
Finance lease cost:
Amortization of leased assets	Depreciation and amortization	$9,351	$8,398
Interest on lease liabilities	Interest expense	$5,598	$6,551

Operating lease cost	Inventory(1) & production expense	$2,287	$1,441
Total lease cost		$17,236	$16,390
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(1)The majority of our operating lease costs relate to our railcar leases and such costs are added to the cost of our fossil-fuel inventories and are recognized in fuel expense as the inventories are consumed.

Summary of lease terms and discount rates

	December 31, 2024	December 31, 2023
Lease Term and Discount Rate

Weighted-average remaining lease term (in years):
Finance leases	4.37	5.26
Operating leases	5.01	5.77

Weighted-average discount rate:
Finance leases	11.05%	11.05%
Operating leases	6.34%	6.37%

Schedule of cash paid for amounts included in the measurement of lease liabilities

	2024	2023
	(dollars in thousands)
Other Information:
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from finance leases	$5,598	$6,551
Operating cash flows from operating leases	$2,381	$1,410
Financing cash flows from finance leases	$9,351	$8,398

Right-of-use assets obtained in exchange for new operating lease liabilities	$2,951	$4,503

Schedule of maturities of finance operating lease liabilities
Maturity analysis of our finance and operating lease liabilities as of December 31, 2024 is as follows:

	(dollars in thousands)
Year Ending December 31,	Finance Leases	Operating Leases	Total
2025	$14,949	$2,388	$17,337
2026	14,949	2,096	17,045
2027	14,949	1,819	16,768
2028	3,052	1,709	4,761
2029	3,052	263	3,315
Thereafter	4,579	723	5,302
Total lease payments	$55,530	$8,998	$64,528
Less: imputed interest	(11,944)	(1,329)	(13,273)
Present value of lease liabilities	$43,586	$7,669	$51,255

Schedule of maturities of operating lease liabilities
Maturity analysis of our finance and operating lease liabilities as of December 31, 2024 is as follows:

	(dollars in thousands)
Year Ending December 31,	Finance Leases	Operating Leases	Total
2025	$14,949	$2,388	$17,337
2026	14,949	2,096	17,045
2027	14,949	1,819	16,768
2028	3,052	1,709	4,761
2029	3,052	263	3,315
Thereafter	4,579	723	5,302
Total lease payments	$55,530	$8,998	$64,528
Less: imputed interest	(11,944)	(1,329)	(13,273)
Present value of lease liabilities	$43,586	$7,669	$51,255

Schedule of lessor's income from leases	Lease income recognized during 2024 and 2023 was as follows:

	2024	2023
	(dollars in thousands)
Lease income	$5,561	$6,776